Subordinated Debentures - Schedule of Net of Holdings in Debentures (Parenthetical) (Detail) $ in Millions		12 Months Ended
		Oct. 31, 2025 CAD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2025 $ / shares
Subordinated debentures non viability contingent capital [member]
Disclosure of detailed information about borrowings [line items]
Conversion of rate outstanding NVCC		150.00%
Conversion of floor price | $ / shares				$ 5
June 2025 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		On June 20, 2025, all $250 million of outstanding 8.900% subordinated debentures matured. The principal plus accrued interest were paid to noteholders on the maturity date.
Maturity date		June 2025
Subordinated Indebtedness Carrying Value		$ 250	$ 250
Borrowings interest rate		8.90%	8.90%
December 2025 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		U.S.$1,250 million. Interest will be payable semi-annually in arrears on June 16 and December 16 of each year, until maturity in December 2025.
Maturity date	[1]	December 2025
Subordinated Indebtedness Carrying Value		$ 1,250	$ 1,250
Borrowings interest rate		4.50%
May 2037 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date		Apr. 12, 2027	Apr. 12, 2027
Borrowings interest rate basis		U.S.$1,250 million. Redeemable between April 12, 2027, and May 4, 2032. On May 4, 2032, interest will reset at the then prevailing 5-year U.S. treasury rate plus 2.050%
Borrowings, adjustment to interest rate basis		2.05%	2.05%
Maturity date	[1]	May 2037
Subordinated Indebtedness Carrying Value		$ 1,250	$ 1,250
Borrowings interest rate		4.588%
May 2032 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date		May 03, 2027	May 03, 2027
Borrowings interest rate basis		Redeemable on or after May 3, 2027. After May 3, 2027, interest will be payable quarterly at the then prevailing three-month bankers’ acceptance rate plus 1.520% subject to applicable benchmark fallback considerations.
Borrowings, adjustment to interest rate basis		1.52%	1.52%
Maturity date	[1]	May 2032
Borrowings interest rate		3.934%
December 2032 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date		Dec. 20, 2027	Dec. 20, 2027
Borrowings interest rate basis		JPY 33,000 million. Redeemable on December 20, 2027. After December 20, 2027, interest will be payable semi-annually at the reference Japanese Government Bond rate plus 1.681% on the reset date.
Borrowings, adjustment to interest rate basis		1.681%	1.681%
Maturity date	[1]	December 2032
Subordinated Indebtedness Carrying Value		$ 33,000	$ 33,000
Borrowings interest rate		1.80%
August 2033 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date		Aug. 02, 2028	Aug. 02, 2028
Borrowings interest rate basis		Redeemable on or after August 2, 2028. After August 2, 2028, interest will be payable at an annual rate equal to Daily Compounded CORRA plus 2.100%.
Borrowings, adjustment to interest rate basis		2.10%	2.10%
Maturity date	[1]	August 2033
Borrowings interest rate		5.679%
December 2033 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date		Dec. 01, 2028	Dec. 01, 2028
Borrowings interest rate basis		JPY 12,000 million. Redeemable on December 1, 2028. After December 1, 2028, interest rate on the debentures will be reset to the prevailing yield of Japanese Government Bond rate plus 1.477% on the reset date.
Borrowings, adjustment to interest rate basis		1.477%	1.477%
Maturity date	[1]	December 2033
Subordinated Indebtedness Carrying Value		$ 12,000	$ 12,000
Borrowings interest rate		1.83%
August 2034 [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date		Aug. 01, 2029	Aug. 01, 2029
Borrowings interest rate basis		Redeemable on or after August 1, 2029. After August 1, 2029, interest will be payable at Daily Compounded CORRA plus 1.550%.
Borrowings, adjustment to interest rate basis		1.55%	1.55%
Maturity date	[1]	August 2034
Borrowings interest rate		4.959%

[1]	These debentures contain non-viability contingent capital (NVCC) provisions. Under such NVCC provisions, outstanding debentures are convertible into a variable number of common shares if OSFI announces that the Bank has ceased, or is about to cease, to be viable, or if a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection, or equivalent support, from the federal government or any provincial government or political subdivision or agent thereof without which the Bank would have been determined by OSFI to be non-viable. If such a conversion were to occur, the debentures would be converted into common shares pursuant to an automatic conversion formula defined as 150% of the par value plus accrued and unpaid interest divided by the conversion price and, where applicable, subject to translation at foreign exchange rates in effect at the time of conversion. The conversion price is based on the greater of: (i) a floor price of $5.00 (subject to adjustments in certain events as set out in the respective prospectus supplements), and (ii) the current market price of the Bank’s common shares at the time of the trigger event (10-day weighted average).